Income Taxes	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

The components of (loss)/income before income taxes, by geography, consisted of the following:

	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Japan	¥(221,023)	¥(15,796)	¥6,751

The components of income tax expense for the fiscal years ended September 30, 2024, 2023 and 2022 were as follows:

	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Current	¥—	¥—	¥6,510
Deferred	—	—	—
Total	¥—	¥—	¥6,510

The Company is subject to national and local income taxes in Japan which, in the aggregate, indicate a statutory rate of approximately 33.58%, 30.62%, and 34.6% for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. The statutory tax rate in effect for the year in which the temporary differences are expected to reverse is used to calculate the tax effects of temporary differences that are expected to reverse in the future years.

A reconciliation of income tax expense to the amount of income tax (benefit)/expense at the statutory rate in Japan for the fiscal years ended September 30, 2024, 2023, and 2022 is as follows:

	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Income tax (benefit)/expense at the statutory rate	¥(74,219)	¥(4,837)	¥2,335
Increase (reduction) in taxes resulting from:
Change in valuation allowance	15,063	3,874	4,127
Permanent difference	60,061	—	—
Rate difference	(1,002)	745	—
Non-deductible expenses	97	339	111
Other	—	(121)	(63)
Income tax expense	¥—	¥—	¥6,510

Significant components of deferred tax assets and liabilities are as follows:

	Yen in thousands
	As of September 30,
	2024	2023
Deferred tax assets:
Deferred revenue	¥—	¥850
Lease liability	3,287	849
Net operating loss carryforwards	26,004	9,316
Other	2,334	1,315
Total deferred tax assets	31,625	12,330
Deferred tax liabilities:
Deferred costs	-	-
Lease asset	3,287	849
Other	2,910	1,116
Total deferred tax liabilities	6,197	1,965
Less: Valuation allowance	(25,428)	(10,365)
Net deferred tax assets/(liabilities)	¥—	¥—

Due to the Company’s history of net losses and the difficulty in predicting future results, the Company concluded it was not more likely than not that the deferred tax assets would be utilized. Accordingly, it has established a valuation allowance against net deferred tax assets. Significant management judgment is required in determining the Company’s deferred tax assets and liabilities and valuation allowances for the purpose of assessing its ability to realize any future benefit from its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient positive evidence exists to support the reversal of the valuation allowance. Income tax expense recorded in the future will be reduced to the extent that sufficient positive evidence materializes to support a reversal of, or decrease in, the Company’s valuation allowance. The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended September 30, 2024, 2023, and 2022 consist of the following:

	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Valuation allowance at beginning of year	¥10,365	¥6,491	¥2,364
Additions	15,063	3,874	4,127
Valuation allowance at end of year	¥25,428	¥10,365	¥6,491

The Company has net operating loss carryforwards of ¥77,438 thousand and ¥ 30,426 thousand in Japan as of September 30, 2024 and 2023, respectively.

For the fiscal years ended September 30, 2024, 2023, and 2022, the Company had no uncertain tax positions anticipated to significantly increase or decrease within 12 months.

Interest and penalties related to income tax matters are recognized as a component of selling, general and administrative expenses in the Consolidated Statements of Operations, if applicable. The Company did not have any interest or penalties associated with any uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended September 30, 2024, 2023, and 2022.

The Company files national and local income tax returns within Japan. As of September 30, 2024, the Company is not currently, nor has it been, under income tax examination but may be subject to examination in the future. The tax authorities could perform tax examinations on years as early as the tax year ended September 30, 2018.